Shareowner's Equity (Other) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 16, 2008
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued					30,000
GECC Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 1	$ 1	$ 0.01	$ 1
GECC Proceeds From Issuance Of Preferred Stock And Preference Stock	$ 990			$ 3,960
Dividend Amount Paid By Finance Subsidiary To Parent		2,000	1,930	1,926
Special Dividend Paid By Finance Subsidiary To Parent		$ 1,000	$ 4,055	$ 4,500
Noncumulative Preferred Stock Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued	10,000			40,000
Noncumulative Preferred Stock Member | Fixed Income Interest Rate Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued				22,500
Noncumulative Preferred Stock Member | London Interbank Offered Rate LIBOR Member
Class Of Stock [Line Items]
GECC Preferred Stock, Shares Issued				17,500
10,000 non-cumulative perpetual preferred stock shares [Member] | June 15, 2023 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest	5.25%
10,000 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | June 15, 2023 [Member]
Class Of Stock [Line Items]
GECC Floating Rate	2.967%
22,500 non-cumulative perpetual preferred stock shares [Member] | June 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest				7.125%
22,500 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | June 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Floating Rate				5.296%
17,500 non-cumulative perpetual preferred stock shares [Member] | December 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Initial fixed interest				6.25%
17,500 non-cumulative perpetual preferred stock shares [Member] | London Interbank Offered Rate LIBOR Member | December 15, 2022 [Member]
Class Of Stock [Line Items]
GECC Floating Rate				4.704%